                                                  OMB APPROVAL
                                                  OMB Number: 3235-0578
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3541

           Asset Management Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

230 West Monroe Street, Chicago, IL                                     60606
--------------------------------------------------------------------------------
           (Address of principal executive offices)           (Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

            Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

            A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

            File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

MONEY MARKET FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                            ----------  ------------
AGENCY OBLIGATIONS  (45.8%)
FANNIE MAE - DISCOUNT NOTE*  (23.7%)
2.27%, 2/11/05                                               4,000,000  $  3,997,478

2.28%, 2/25/05                                               5,000,000     4,992,400
2.36%, 3/22/05                                               5,000,000     4,983,939
                                                                        ------------
                                                                          13,973,817
                                                                        ------------
FEDERAL HOME LOAN BANK - DISCOUNT NOTE*  (22.1%)
2.23%, 2/11/05                                               7,000,000     6,995,664
2.35%, 3/18/05                                               6,000,000     5,982,375
                                                                        ------------
                                                                          12,978,039
TOTAL AGENCY OBLIGATIONS (COST $26,951,856)                               26,951,856
                                                                        ------------

REPURCHASE AGREEMENTS  (54.3%)
Citigroup Repo, 2.39%, (Agreement dated 01/31/05 to be
  repurchased at $31,912,118 on 02/01/05.  Collateralized
  by an Adjustable Rate Mortgage U.S. Government Security,
  2.76%, with a value of $32,778,262, due 04/01/34)         31,910,000    31,910,000
                                                                        ------------

TOTAL REPURCHASE AGREEMENTS (COST $31,910,000)                            31,910,000
                                                                        ------------

TOTAL INVESTMENTS (COST $58,861,856) (a) - 100.1%                         58,861,856
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                               (78,648)
                                                                        ------------
NET ASSETS - 100.0%                                                     $ 58,783,208
                                                                        ============

------------
* Rates disclosed represent yield effective at purchase. (a) Cost for federal income tax and financial reporting purposes are the same. See Notes to Schedule of Portfolio Investments.

ADJUSTABLE RATE MORTGAGE (ARM) FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------  --------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*  (76.8%)
1 YR. CONSTANT MATURITY TREASURY BASED ARMS  (12.4%)
Bear Stearns Adjustable Rate Mortgage                    12,227,883  $   12,441,871
Trust, 4.17%, 3/25/31
CS First Boston Mortgage Securities
Corp.
  6.35%, 11/25/31                                         4,640,255       4,669,256
  5.05%, 6/25/32                                          5,867,227       5,880,061
Fannie Mae
  4.17%, 7/1/28                                          14,914,351      15,487,629
  4.02%, 1/1/29                                          14,763,760      15,260,354
  3.96%, 8/1/29                                          12,194,108      12,597,648
  4.21%, 3/1/30                                           7,575,834       7,754,018
  4.07%, 6/1/30                                          13,096,093      13,597,097
  3.99%, 9/1/30                                           7,368,624       7,626,143
  3.88%, 5/1/33                                          17,003,669      17,537,159
  4.20%, 5/25/42                                         30,046,255      30,872,527
Fannie Mae Grantor Trust, 4.10%,                         16,135,597      16,579,325
5/25/42
Fannie Mae Whole Loan, 4.21%,                            14,065,679      14,452,486
8/25/42
Fifth Third Mortgage Loan Trust,                         27,750,097      27,871,504
3.29%, 11/19/32
Freddie Mac
  4.02%, 10/1/22                                          5,275,886       5,403,014
  5.49%, 8/1/24                                           7,037,905       7,308,428
  3.92%, 9/1/27                                           6,244,635       6,437,064
  3.80%, 12/1/27                                          9,300,924       9,616,988
  3.86%, 12/1/27                                          8,593,637       8,871,573
  3.84%, 9/1/28                                          46,363,750      47,898,390
  3.96%, 9/1/30                                           6,157,207       6,363,178
  3.86%, 7/1/31                                          31,390,624      32,376,981
Structured Asset Mortgage Investments,                    9,394,061       9,488,002
4.40%, 3/25/32
Washington Mutual, 3.17%, 4/25/44                        55,432,792      55,969,797
                                                                     --------------
                                                                        392,360,493
                                                                     --------------
6 MO. CERTIFICATE OF DEPOSIT BASED ARMS  (0.6%)
Fannie Mae
  2.95%, 6/1/21                                           6,580,681       6,632,432
  3.44%, 12/1/24                                          8,998,288       9,168,823
Freddie Mac, 3.53%, 1/1/26                                3,128,449       3,178,141
                                                                     --------------
                                                                         18,979,396
                                                                     --------------
6 MO. LONDON INTERBANK OFFERING RATE (LIBOR) BASED ARMS
 (40.5%)
Bear Stearns Adjustable Rate Mortgage                     1,996,149       2,008,625
Trust, 4.94%, 3/25/31
DLJ Mortgage Acceptance Corp., 4.41%,                       340,515         340,515
 4/25/24
Fannie Mae
  3.30%, 9/1/27                                          49,105,959      50,288,676
  3.50%, 12/1/27                                         27,020,474      27,749,054
  3.35%, 3/1/28                                          52,667,878      54,128,463

  3.61%, 3/1/28                                          61,442,604      63,206,990
  3.36%, 4/1/28                                          19,455,813      20,059,079
  3.52%, 6/1/28                                          34,538,063      35,535,661
  3.62%, 6/1/28                                           5,857,094       6,041,323
  3.70%, 7/1/28                                          12,117,232      12,465,688
  3.75%, 8/1/28                                          16,982,672      17,470,500
  3.29%, 9/1/28                                          10,448,838      10,759,367
  3.44%, 9/1/28                                           3,391,922       3,503,024
  3.42%, 11/1/32                                          9,986,712      10,292,166
  3.62%, 12/1/32                                          8,441,757       8,700,252
  3.80%, 3/1/33                                          17,594,940      18,173,057
  3.18%, 9/1/33                                          24,603,596      25,310,089
  3.28%, 9/1/33                                          15,360,233      15,753,655
  3.37%, 11/1/33                                         32,031,632      32,962,728
  3.39%, 11/1/33                                         27,659,178      28,377,349
Freddie Mac, 4.13%, 9/1/30                               14,151,929      14,643,030
Master Adjustable Rate Mortgage Trust,                   21,731,215      22,247,331
3.67%, 1/25/34
MLCC Mortgage Investors, Inc.
  3.75%, 10/25/28                                        83,765,347      86,199,776
  3.70%, 5/25/29                                         54,554,954      56,140,458
Sequoia Mortgage Trust, 3.47%,                           43,884,524      44,871,926
7/20/34
Structured Adjustable Rate Mortgage                      56,419,215      58,534,936
Loan Trust, 4.27%, 11/25/34
Structured Asset Mortgage Investments
  3.60%, 7/19/32                                         28,426,311      29,065,903
  3.78%, 8/19/33                                         75,235,116      77,398,125
  3.86%, 10/19/33                                        57,258,726      58,690,194
  3.84%, 11/19/33                                        36,054,320      37,113,416
Structured Asset Securities Corp.
  3.59%, 5/25/32                                         33,167,499      33,696,106
  4.40%, 11/25/32                                        32,923,079      33,972,502
  4.43%, 12/25/32                                        27,580,964      28,485,964
  4.40%, 2/25/33                                         54,210,580      56,057,128
  4.48%, 3/25/33                                         28,086,891      29,052,378
  4.48%, 5/25/33                                         68,823,691      71,318,549
  4.38%, 9/25/33                                         70,808,661      73,353,346
  4.49%, 11/25/33                                        34,100,974      35,273,194
                                                                      -------------
                                                                      1,289,240,523
                                                                      -------------
COST OF FUNDS INDEX BASED ARMS  (4.6%)
Fannie Mae
  3.18%, 11/1/32                                         16,363,430      16,486,401
  3.21%, 8/1/33                                          34,071,583      34,366,337
  3.34%, 11/1/36                                         43,608,533      44,008,902
  3.27%, 6/1/38                                          27,669,664      27,901,065
Washington Mutual, 3.17%, 11/25/42                       22,061,957      22,089,535
                                                                      -------------
                                                                        144,852,240
                                                                      -------------
HYBRID ARMS  (15.4%)
Bank of America Mortgage Securities
  5.83%, 6/20/31                                          4,889,761       4,981,444
  5.49%, 7/20/32                                          3,180,157       3,222,891
Bear Stearns Adjustable Rate Mortgage                    34,709,697      34,742,237
Trust, 3.74%, 11/25/34
GSR Mortgage Loan Trust
  4.74%, 10/25/33                                        16,098,281      16,173,741
  4.76%, 5/25/34                                         56,037,869      56,177,964
  3.55%, 12/25/34                                        38,328,753      38,089,198
JP Morgan Mortgage Trust, 3.50%,                         30,616,117      30,309,956
5/25/34

Master Adjustable Rate Mortgage Trust,                                                      8,707,884      8,773,193
5.41%, 10/25/32
Merrill Lynch Mortgage Investors,                                                           1,537,075      1,537,075
5.22%, 6/25/23
Structured Adjustable Rate Mortgage Loan
 Trust.,
  4.74%, 7/25/34                                                                           50,143,792     50,237,812
  5.07%, 9/25/34                                                                           27,246,792     27,604,406
Structured Asset Securities Corp, 4.23%,                                                   31,345,521     31,355,316
 9/25/33
Wells Fargo Mortgage Backed Securities
Trust,
  4.63%, 10/25/33                                                                          17,843,530     17,860,258
  4.63%, 10/25/33                                                                          46,544,717     46,631,988
  4.52%, 11/25/33                                                                          46,230,943     46,288,732
  4.75%, 1/25/34                                                                           22,301,714     22,455,038
  4.76%, 6/25/34                                                                           22,130,835     22,179,246
  4.83%, 7/25/34                                                                           28,526,013     28,570,585
                                                                                                       -------------
                                                                                                         487,191,080
                                                                                                       -------------

MONTHLY LONDON INTERBANK OFFERING RATE (LIBOR) COLLATERALIZED MORTGAGE OBLIGATION  (3.3%)
Fannie Mae
  3.63%, 9/1/28                                                                            21,640,171     22,280,287
  2.88%, 9/18/31                                                                           12,234,332     12,271,291
  3.82%, 2/1/33                                                                            30,442,283     31,491,263
  3.49%, 7/1/33                                                                             4,963,218      5,116,243
  3.66%, 9/1/33                                                                            16,042,477     16,536,441
GSR Mortgage Loan Trust, 2.88%,                                                             8,073,684      8,066,173
3/25/32
MLCC Mortgage Investors, Inc., 2.86%,                                                       8,154,516      8,167,257
                                                                                                       -------------
 9/15/21
                                                                                                         103,928,955
                                                                                                       -------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (COST                                               2,436,552,687
                                                                                                       -------------
$2,420,125,419)

FIXED RATE MORTGAGE-RELATED SECURITIES  (17.3%)
COLLATERALIZED MORTGAGE OBLIGATIONS  (17.3%)
Bank of America Mortgage Securities,                                                       27,464,337     27,485,636
4.25%, 8/25/33

Citicorp Mortgage Securities, 5.00%,                                                       15,771,806     15,858,433
10/25/33
Fannie Mae
  3.00%, 11/25/15                                                                          12,839,040     12,813,153
  4.50%, 5/25/19                                                                           39,076,068     39,492,127
  5.00%, 12/25/21                                                                          25,942,348     26,199,935
  4.50%, 3/25/27                                                                           40,389,000     40,607,303
Freddie Mac
  3.50%, 10/15/10                                                                          48,609,961     48,671,617
  5.00%, 3/15/11                                                                            7,256,003      7,265,883
  4.50%, 8/15/11                                                                            7,589,239      7,612,129
  5.00%, 6/15/16                                                                           25,000,000     25,524,185
  4.00%, 7/15/17                                                                           32,500,000     32,570,727
  3.50%, 7/15/18                                                                           13,476,687     13,456,028
  4.00%, 7/15/18                                                                           24,728,031     24,843,533
  4.00%, 12/15/18                                                                          38,528,996     38,745,182
  5.00%, 12/15/20                                                                          50,153,762     51,188,182
  5.00%, 1/15/21                                                                           52,947,769     53,946,379
  4.00%, 5/15/23                                                                           43,995,000     44,241,275
Washington Mutual MSC Mortgage                                                             33,478,079     33,666,581

Pass Through, 5.00%, 2/25/33

Wells Fargo Mortgage Backed Securities                           3,446,639         3,445,872
                                                                             ---------------
 Trust, 5.00%, 2/25/33
TOTAL FIXED RATE MORTGAGE-RELATED
SECURITIES (COST $549,112,427)                                                   547,634,160
                                                                             ---------------
U.S. TREASURY OBLIGATIONS (0.3%)
U.S. TREASURY NOTES (0.3%)
3.38%, 9/15/09                                                  10,000,000         9,875,000
                                                                             ---------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $10,014,762)                                 9,875,000
                                                                             ---------------
REPURCHASE AGREEMENTS  (5.5%)
Bear Stearns*, 2.48% (Agreement dated
  1/31/05 to be repurchased at $106,867,864 on
  2/1/05 (a).  Collateralized by various Adjustable Rate
  Mortgage U.S. Government Securities, 2.88% - 2.93%,
  with a value of $110,085,045, due 6/15/23-10/15/30)          106,779,000        106,779,00
                                                                             ---------------
Citigroup Repo, 2.39%, (Agreement dated 1/31/05 to be
  repurchased at $67,520,482 on 2/1/05.  Collateralized
  by an Adjustable Rate Mortgage U.S. Government Security,
  4.97%, with a value of $71,491,600, due 8/1/34)               67,516,000        67,516,000
                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (COST $174,295,000)                                  174,295,000
                                                                             ---------------
TOTAL INVESTMENTS (COST $3,153,547,608) (a) - 99.9%                            3,168,356,847
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                       4,690,624
                                                                             ---------------
NET ASSETS - 100.0%                                                          $ 3,173,047,471
                                                                             ===============

-------------------------
* The rates presented are the rates in effect at January 31, 2005.

(a) Cost for federal income tax purposes is the same.

See Notes to Schedule of Portfolio Investments.

ULTRA SHORT FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT              VALUE
                                                               -----------        -------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*  (82.1%)
1 YR. CONSTANT MATURITY TREASURY BASED ARMS  (25.0%)
Fannie Mae
  4.04%, 10/1/26                                                 2,513,132        $   2,609,732
  3.99%, 10/1/28                                                 2,493,538            2,579,176
  4.18%, 12/1/30                                                 7,663,980            7,958,569
  4.03%, 8/1/31                                                  5,160,210            5,328,671
  3.96%, 7/1/33                                                  9,149,584            9,504,131
Freddie Mac
  3.89%, 11/1/28                                                 3,045,846            3,148,551
  4.38%, 1/1/29                                                  6,536,428            6,787,675
  3.90%, 9/1/30                                                  2,110,877            2,174,524
  4.07%, 8/1/31                                                 12,637,288           13,099,268
Fund America Investors Corp., 3.75%,                             4,900,797            4,913,049
6/25/23
Washington Mutual, 3.17%, 4/25/44                                8,528,122            8,610,738
                                                                                  -------------
                                                                                     66,714,084
                                                                                  -------------
6 MO. CERTIFICATE OF DEPOSIT BASED ARMS  (2.6%)
Fannie Mae, 3.00%, 4/1/20                                        6,802,348            6,851,835
                                                                                  -------------
6 MO. LONDON INTERBANK OFFERING RATE
(LIBOR) BASED ARMS  (26.4%)
Fannie Mae
  3.43%, 12/1/26                                                 9,772,816           10,058,133
  3.70%, 7/1/28                                                  6,651,416            6,842,691
  3.29%, 9/1/32                                                  9,322,449            9,605,339
MLCC Mortgage Investors, Inc.
  3.70%, 5/25/29                                                13,184,114           13,567,278
  3.70%, 7/25/29                                                14,055,773           14,473,055
Structured Adjustable Rate Mortgage                              4,781,539            4,945,905
Loan Trust, 4.23%, 8/25/34
Structured Asset Securities Corp.
  4.40%, 11/25/32                                                5,248,044            5,416,965
  4.40%, 11/25/32                                                5,248,044            5,415,325
                                                                                  -------------
                                                                                     70,324,691
                                                                                  -------------
COST OF FUNDS INDEX BASED ARMS  (1.2%)
Regal Trust, 3.35%, 9/29/31                                      1,937,162            1,940,794
Ryland Mortgage Securities Corp.,                                1,274,466            1,274,466
                                                                                  -------------
3.83%, 10/25/23
                                                                                      3,215,260
                                                                                  -------------
HYBRID ARMS  (20.2%)
GSR Mortgage Loan Trust
  4.74%, 10/25/33                                                3,247,913            3,263,138
  4.76%, 5/25/34                                                 7,147,414            7,165,282
Structured Adjustable Rate Mortgage Loan
 Trust.,
  4.74%, 7/25/34                                                 7,163,399            7,176,830
  5.07%, 9/25/34                                                13,623,396           13,802,203
Wells Fargo Mortgage Backed Securities
Trust,
  4.91%, 5/25/34                                                15,182,296           15,262,952
  4.83%, 7/25/34                                                 7,131,503            7,142,646
                                                                                  -------------
                                                                                     53,813,051
                                                                                  -------------

MONTHLY LONDON INTERBANK OFFERING RATE (LIBOR)
COLLATERALIZED MORTGAGE OBLIGATIONS  (6.7%)
Structured Asset Securities Corp.
  3.78%, 3/25/33                                                 4,224,770            4,269,658
  3.88%, 5/25/33                                                 4,994,445            5,092,774
  3.73%, 11/25/33                                                3,574,455            3,618,019
Structured Assets Mortgage Investments,
  3.70%, 2/19/35                                                 4,888,817            4,888,817
                                                                                  -------------
                                                                                     17,869,268
                                                                                  -------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
SECURITIES* (COST $217,694,864)                                                     218,788,189
                                                                                  -------------
FIXED RATE MORTGAGE-RELATED SECURITIES  (16.1%)
COLLATERALIZED MORTGAGE OBLIGATIONS  (16.1%)
Freddie Mac
  5.00%, 6/15/16                                                 5,000,000            5,104,837
  4.50%, 12/15/20                                               12,000,000           12,153,750
  5.50%, 6/15/34                                                 7,634,896            7,758,660
GSR Mortgage Loan Trust, 4.50%,                                  5,764,914            5,744,082
4/25/33
Morgan Stanley Mortgage Loan Trust,                             12,157,000           12,229,642
                                                                                  -------------
4.75%, 8/25/34

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (COST                                   42,990,971
                                                                                  -------------
$43,168,840)

REPURCHASE AGREEMENTS  (1.6%)
Citigroup Repo, 2.39%, (Agreement dated 01/31/05 to be
  repurchased at $4,203,279 on 02/01/05.  Collateralized
  by an Adjustable Rate Mortgage  U.S. Government Security,
2.76%, due 04/01/34)                                             4,203,000            4,203,000
                                                                                  -------------
TOTAL REPURCHASE AGREEMENTS (COST $4,203,000)                                         4,203,000
                                                                                  -------------
TOTAL INVESTMENTS (COST $265,066,704) (a)   -   99.8%                               265,982,160
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.2%                                        574,002
                                                                                  -------------
NET ASSETS   -   100.0%                                                           $ 266,556,162
                                                                                  =============

------------------------
* The rates presented are the rates in effect at January 31, 2005.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $44,285. Cost for federal income ax purposes differ from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation                 $ 1,551,378
Unrealized depreciation                    (635,922)
                                        -----------
Net unrealized appreciation                 915,456
                                        ===========

See Notes to Schedule of Portfolio Investments.

SHORT U.S. GOVERNMENT FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                PRINCIPAL
                                                                 AMOUNT               VALUE
                                                               -----------        -------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*  (46.0%)
1 YR. CONSTANT MATURITY TREASURY BASED ARMS  (33.8%)
Fannie Mae
  4.07%, 5/1/26                                                  5,407,768        $   5,575,149
  4.04%, 5/1/27                                                  1,500,696            1,553,254
  3.82%, 7/1/27                                                  1,048,586            1,086,056
  3.99%, 7/1/28                                                  5,232,382            5,395,507
  4.32%, 11/1/29                                                 1,566,771            1,609,165
  4.21%, 3/1/30                                                  1,037,833            1,062,242
  4.49%, 5/1/31                                                  8,548,970            8,877,575
  3.95%, 9/1/33                                                  6,028,087            6,261,675
Freddie Mac
  4.14%, 5/1/18                                                  1,658,260            1,707,340
  4.07%, 8/1/31                                                 14,551,661           15,083,627
  4.23%, 9/1/32                                                  1,622,772            1,660,193
                                                                                  -------------
                                                                                     49,871,783
                                                                                  -------------
HYBRID ARMS  (12.2%)
Structured Adjustible Rate Mortgage                             10,745,098           10,765,246
Loan Trust, 4.74%, 7/25/34

Wells Fargo Mortgage Backed Securities                           7,131,503            7,142,646
Trust, 4.83%, 7/25/34                                                             -------------

                                                                                     17,907,892
                                                                                  -------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (COST                             67,779,675
$67,885,334)                                                                      -------------

FIXED RATE MORTGAGE-RELATED SECURITIES  (44.9%)
15 YR. SECURITIES  (1.6%)
Freddie Mac
  8.50%, 8/17/07                                                   767,950              784,570
  8.00%, 12/17/15                                                1,457,238            1,538,182
                                                                                  -------------
                                                                                      2,322,752
                                                                                  -------------
COLLATERALIZED MORTGAGE OBLIGATIONS  (43.3%)
Freddie Mac
  7.00%, 12/15/06                                                  295,269              295,269
  5.00%, 6/15/16                                                12,500,000           12,762,093
  5.00%, 9/15/17                                                15,000,000           15,329,305
  4.00%, 12/15/17                                               10,000,000           10,066,066
  4.50%, 9/15/22                                                10,000,000           10,106,221
  5.00%, 7/15/26                                                15,000,000           15,256,688
                                                                                  -------------
                                                                                     63,815,642
                                                                                  -------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (COST                                   66,138,394
$66,500,870)                                                                      -------------

U.S. TREASURY OBLIGATIONS (11.5%)
U.S. TREASURY NOTES (11.5%)
3.25%, 1/15/09                                                   2,000,000            1,976,875
2.63%, 3/15/09                                                   5,000,000            4,817,968
3.63%, 7/15/09                                                   2,000,000            1,998,594
3.38%, 9/15/09                                                   2,000,000            1,975,000
4.75%, 5/15/14                                                   3,000,000            3,144,844
4.25%, 8/15/14                                                   3,000,000            3,028,594
                                                                                  -------------
                                                                                     16,941,875
                                                                                  -------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $17,122,739)                                   16,941,875
                                                                                  -------------
REPURCHASE AGREEMENTS  (3.2%)
Citigroup Repo, 2.39%, (Agreement dated 01/31/05 to be
  repurchased at $4,650,309 on 02/01/05.  Collateralized
  by an Adjustable Rate Mortgage U.S. Government Security,
  2.76%, with a value of  $4,776,525.75 due 04/01/34)            4,650,000            4,650,000
                                                                                  -------------
TOTAL REPURCHASE AGREEMENTS (COST $4,650,000)                                         4,650,000
                                                                                  -------------
TOTAL INVESTMENTS (COST $156,158,943) (a)   -   105.6%                              155,509,944
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (5.6)%                                   (8,257,978)
                                                                                  -------------
NET ASSETS   -   100.0%                                                           $ 147,251,966
                                                                                  =============

-------------------------
* The rates presented are the rates in effect at January 31, 2005.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $14,697. Cost for federal income ax purposes differ from fair value by net unrealized depreciation of securities as follows:

Unrealized appreciation           $   265,122
Unrealized depreciation              (914,122)
                                  -----------
Net unrealized depreciation          (649,000)
                                  ===========

See Notes to Schedule of Portfolio Investments.

INTERMEDIATE MORTGAGE FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                               PRINCIPAL
                                                                 AMOUNT          VALUE
                                                               ----------    ------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (33.3%)
HYBRID ARMS  (33.3%)
American Home Mortgage Investment                               9,540,772    $  9,484,124
Trust, 3.71%, 10/25/34
Bank of America Mortgage Securities,                            1,109,308       1,105,841
3.33%, 4/25/33
Fannie Mae, 4.77%, 11/1/34                                     19,749,234      20,020,163
JP Morgan Mortgage Trust, 4.91%,                                4,512,298       4,505,248
12/25/34
Morgan Stanley Mortgage Loan Trust
   4.17%, 8/25/34                                               8,822,694       8,806,151
   4.90%, 9/25/34                                              15,000,000      15,150,000
   5.46%, 10/25/34                                             11,000,000      11,288,750
Structured Adjustable Rate Mortgage Loan
 Trust.,
   4.74%, 7/25/34                                               7,650,510       7,664,855
   5.21%, 9/25/34                                              19,466,419      19,582,001
                                                                               ----------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (COST                       97,607,133
                                                                               ----------
$97,998,337)

AGENCY OBLIGATIONS (0.7%)
FREDDIE MAC (0.7%)
5.75%, 3/15/09                                                  2,000,000       2,144,187
                                                                                ---------
TOTAL AGENCY OBLIGATIONS (COST $1,858,850)                                      2,144,187
                                                                                ---------

FIXED RATE MORTGAGE-RELATED SECURITIES (63.6%)
15 YR. SECURITIES (28.0%)
Fannie Mae
   7.00%, 3/1/15                                                  927,244         982,154
   7.00%, 3/1/15                                                  978,501       1,036,446
   7.00%, 3/1/15                                                1,767,847       1,872,537
   7.50%, 11/1/15                                               1,272,230       1,350,005
   6.50%, 1/1/16                                                1,306,973       1,384,523
   6.00%, 6/1/16                                                2,897,747       3,035,277
   6.00%, 7/1/17                                                2,751,368       2,881,950
   6.00%, 7/1/17                                                1,730,280       1,812,400
   5.50%, 9/1/17                                                4,885,185       5,048,152
   5.00%, 11/1/17                                               9,649,894       9,832,714
   5.00%, 11/1/18                                              10,056,854      10,234,813
   5.00%, 2/1/19                                               10,290,432      10,470,918
Freddie Mac
   7.50%, 1/1/10                                                  927,074         982,300
   6.00%, 6/1/17                                                3,058,935       3,200,291
   5.00%, 12/1/18                                               8,197,253       8,337,183
   5.00%, 5/1/19                                               19,302,217      19,622,665
                                                                               ----------
                                                                               82,084,328
                                                                               ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (35.6%)
Countrywide Home Loan, 5.00%,                                   5,966,751       5,997,942
5/25/34
Fannie Mae, 4.50%, 6/25/18                                      9,371,304       9,425,416
Freddie Mac

   4.00%, 12/15/16                                             17,277,549      17,181,277
   5.00%, 1/15/18                                               9,413,003       9,576,493
   4.50%, 5/15/18                                               9,801,147       9,865,158
   4.50%, 9/15/22                                              13,601,000      13,745,471
   5.00%, 7/15/26                                              15,000,000      15,256,688
Washington Mutual MSC Mortgage                                 14,782,781      14,749,823
Pass Through, 4.55%, 5/25/33
Wells Fargo Mortgage Backed Securities                          8,088,725       8,211,604
                                                                             ------------
 Trust, 5.50%, 10/25/14
                                                                              104,009,872
                                                                             ------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (COST                            186,094,200
                                                                             ------------
$185,189,051)

REPURCHASE AGREEMENTS (2.4%)
Citigroup Repo, 2.39%, (Agreement dated 01/31/05 to be
  Repurchased at $6,944,461 on 02/01/05. Collateralized
  by an Adjustable Rate Mortgage U.S. Government Security,
  2.76%, with a value of $7,132,944.36, due 04/01/34)           6,944,000       6,944,000
                                                                             ------------

TOTAL REPURCHASE AGREEMENTS (COST $6,944,000)                                   6,944,000
                                                                             ------------

TOTAL INVESTMENTS (COST $291,990,238) (a) - 100.0%                            292,789,520
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                                       74,802
                                                                             ------------
NET ASSETS - 100.0%                                                          $292,864,322
                                                                             ============

------------

* The rates presented are the rates in effect at January 31, 2005.

(a) Cost for federal income tax purposes is the same.

See Notes to Schedule of Portfolio Investments.

U.S. GOVERNMENT MORTGAGE FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                               PRINCIPAL
                                                                AMOUNT          VALUE
                                                               ----------    ------------
AGENCY OBLIGATIONS (1.9%)
FREDDIE MAC (1.9%)
5.75%, 3/15/09                                                  3,000,000    $  3,216,280
                                                                             ------------
TOTAL AGENCY OBLIGATIONS (COST $2,806,513)                                      3,216,280
                                                                             ------------
FIXED RATE MORTGAGE-RELATED SECURITIES (86.3%)
15 YR. SECURITIES (6.1%)
Fannie Mae
   7.00%, 3/1/15                                                1,554,499       1,646,555
   6.00%, 8/1/16                                                5,825,264       6,101,737
   5.00%, 3/1/18                                                2,562,178       2,610,719
                                                                             ------------
                                                                               10,359,011
                                                                             ------------
20 YR. SECURITIES (5.9%)
Freddie Mac, 5.50%, 10/1/24                                     9,782,005      10,022,734
                                                                             ------------
30 YR. SECURITIES (74.3%)
Fannie Mae
   5.00%, 8/1/33                                               14,045,957      14,051,444
   5.50%, 11/1/33                                              15,924,166      16,240,160
   5.50%, 4/1/34                                                6,612,072       6,744,107
   6.00%, 6/1/34                                                9,844,638      10,202,275
   5.50%, 7/1/34                                               20,569,651      20,964,972
   5.50%, 7/1/34                                               12,232,957      12,468,058
   5.50%, 8/1/34                                               11,796,898      12,030,992
   5.50%, 9/1/34                                               14,587,507      14,865,580
   5.50%, 11/1/34                                               8,969,759       9,142,147
Freddie Mac Gold, 6.00%, 4/1/33                                 5,537,354       5,727,269
Government National Mortgage
Association
   7.50%, 2/15/24                                                 861,160         932,408
   7.00%, 4/15/27                                               1,282,596       1,371,426
   6.00%, 1/15/29                                               1,471,301       1,536,877
                                                                             ------------
                                                                              126,277,715
                                                                             ------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (COST                            146,659,460
                                                                             ------------
$143,744,160)

U.S. TREASURY OBLIGATIONS (8.2%)
U.S. TREASURY NOTES (8.2%)
   4.00%, 6/15/09                                               4,000,000       4,060,000
   3.50%, 11/15/09                                              2,000,000       1,984,688
   6.50%, 2/15/10                                               7,000,000       7,894,140
                                                                             ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $13,472,275)                             13,938,828
                                                                             ------------

REPURCHASE AGREEMENTS (3.5%)
Citigroup Repo, 2.39%, (Agreement dated 01/31/05 to be
  repurchased at $5,956,395 on 02/01/05.  Collateralized
  by an Adjustable Rate Mortgage U.S. Government Security,
  2.76%, with a value of $6,118,061.11, due 04/01/34)           5,956,000       5,956,000
                                                                             ------------

TOTAL REPURCHASE AGREEMENTS (COST $5,956,000)                                   5,956,000
                                                                             ------------

TOTAL INVESTMENTS (COST $165,978,948) (a) - 99.9%                             169,770,568
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                      235,758
                                                                             ------------
 ET ASSETS - 100.0%                                                          $170,006,326
                                                                             ============

------------

*     The rates presented are the rates in effect at January 31, 2005.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $142,554. Cost for federal income ax purposes differ from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation             $  3,811,218
Unrealized depreciation                  (19,598)
                                    ------------
Net unrealized appreciation            3,791,620
                                    ============

See Notes to Schedule of Portfolio Investments.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2005
(Unaudited)

SECURITY VALUATION

Money Market Fund:

      Fund securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

      Adjustable Rate Mortgage (ARM) Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund, and U.S. Government Mortgage
      Fund:

      As of January 31, 2005, substantially all of the Funds' investments are fair valued using matrix pricing methods. The matrix pricing methods, determined by either an independent pricing service or the Adviser, incorporate market quotations, prices provided directly by market makers and take into consideration such factors as security prices, yields, maturities and ratings. Additionally, upon a significant valuation event, securities can be valued at fair value by the Adviser, under procedures reviewed by the Board of Trustees. Short-term instruments maturing within 60 days of the valuation date may be valued based upon their amortized cost.

REPURCHASE AGREEMENTS

      Repurchase agreements collateralized by obligations of the U.S. government or its agencies may be purchased from primary government securities dealers or the custodian bank, subject to the seller's agreement to repurchase them at an agreed upon date and price. Each Fund will always receive as collateral instruments whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and each Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book entry transfer to the account of, the Fund's custodian. If the counter-party defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund

By (Signature and Title) /s/ Trent M. Statczar      Trent M. Statczar, Treasurer
                         -------------------------------------------------------

Date 04/01/05

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Trent M. Statczar      Trent M. Statczar, Treasurer
                         -------------------------------------------------------

Date 04/01/05

By (Signature and Title) /s/ Edward E. Sammons, Jr.       Edward E. Sammons, Jr., President
                         ------------------------------------------------------------------

Date 04/01/05